Stock-Based Compensation - Summary of Stock Option Activity (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of options, beginning balance	819,513	2,537,888	2,792,361
Number of options, exercised	(145,485)	(33,133)	(44,096)
Number of options, granted			225,903
Number of options, forfeited/cancelled	(46,272)	(1,685,242)	(436,280)
Number of options, ending balance	627,756	819,513	2,537,888
Number of options, exercisable	48,427
Number of options, vested and expected to vest after December 31, 2020	627,756
Weighted Average Exercise Price, balance	$ 9.11	$ 17.50	$ 17.50
Weighted Average Exercise Price, exercised	11.00	11.31	12.00
Weighted Average Exercise Price, granted			17.50
Weighted Average Exercise Price, forfeited/cancelled	12.40	17.05	17.50
Weighted Average Exercise Price, balance	14.00	$ 9.11	$ 17.50
Weighted Average Exercise Price, exercisable	14.00
Weighted Average Exercise Price, vested and expected to vest after December 31, 2020	$ 14.00
Remaining Contractual Life, outstanding	1 year
Remaining Contractual Life, exercisable	1 year
Remaining Contractual Life, vested and expected to vest after December 31, 2020	1 year
Aggregate Intrinsic Value, balance	$ 9,790
Aggregate Intrinsic Value, exercisable	1,040.00
Aggregate Intrinsic Value, vested and expected to vest after December 31, 2020	$ 1,750